Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 24 — Subsequent events

Nasdaq Compliance

On July 11, 2025, the staff of the Nasdaq Listing Qualifications Department (“Staff”) notified Brera Holdings PLC (the “Company”) that the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) (this regained compliance, “Listing Rule Compliance,” and letter for such notification, “Nasdaq Notice”). For the ten consecutive business days between June 26, 2025 to July 10, 2025, the closing bid price of the Company’s Class B Ordinary Shares was $1.00 per share or greater. Previously, on July 16, 2024, the Staff had notified the Company that its Class B Ordinary Shares failed to maintain a minimum bid price of $1.00 over the previous 30 consecutive business days, as required by the Listing Rules of The Nasdaq Stock Market.

Extraordinary General Meeting

On September 16, 2025, the Company held an extraordinary general meeting in which the following proposals were submitted to a vote of a quorum of the Company’s shareholders entitled to vote. Each proposal was passed.

1.	To approve the adoption of a new constitution for the Company, for and to the exclusion of the existing Constitution of the Company and all others to take effect immediately. The changes to the new Constitution are: (i) the authorized share capital will be as described in proposal 2; (ii) the definition of “Automatic Conversion Event” is updated to reflect that each Class A Ordinary Share shall be convertible into five (5) Class B Ordinary Shares pursuant to Article 3; (iii) Articles 3.1.3 and 3.1.4 is amended such that each Class A Ordinary Share is convertible into five (5) Class B Ordinary Shares; (iv) the authority conferred on the directors of the Company to allot shares is extended for an additional five (5) year period from the date of the EGM pursuant to Articles 6.3 and 6.4; (v) Article 51.1 will be amended such that the proscribed maximum number of directors will be fourteen; (vi) a director shall be removable from office by notice in writing served upon him signed by a majority of co-directors pursuant to Article 19.1.4; (vii) Article 27.6 will be amended such that three members shall constitute a quorum; (viii) the deposit of proxies by electronic format will be explicitly allowed in Article 29.7; and(ix) an erroneous duplication of the definition of “A Share Transfer” will be removed from Article 3.1.4.The proposal was approved as set forth below:

2.	To approve that the authorised share capital of the Company be increased from $1,750,000 divided into 5,000,000 Class A Ordinary Shares with a nominal value of $0.05 each, 25,000,000 Class B Ordinary Shares with a nominal value of $0.05 each and 50,000,000 preferred shares with a nominal value of $0.005 each to $501,750,000 by the creation of ten billion (10,000,000,000) new Class B Ordinary Shares with a nominal value of $0.05 each each ranking pari passu in all respects with existing Class B Ordinary Shares, with immediate effect.

3.	To approve that the pool of shares or share options available to be awarded to employees, consultants and directors pursuant to the Company’s 2022 Equity Incentive Plan be increased by an additional 5,000,000 Class B Ordinary Shares, subject always to the terms of the Company’s Equity Incentive Plan. The proposal was approved as set forth below:

PIPE Transaction

On September 18, 2025, the Company entered into several securities purchase agreements (the “Securities Purchase Agreements”) with certain accredited investors (the “PIPE Investors”) pursuant to which the Company agreed to sell and issue to the PIPE Investors in a private placement offering (the “PIPE Offering”) an aggregate of (i) a combination of 61,505,516 shares of the Company’s Class B Ordinary Shares, with a nominal value of $0.05 per share (the “Class B Ordinary Shares”), and Class B Ordinary Share purchase warrants (the “PIPE Common Warrants”) to purchase 61,505,516 Class B Ordinary Shares, at a combined offering price of $4.50 per Class B Ordinary Share and PIPE Common Warrant to purchase one Class B Ordinary Share and (ii) a combination of pre-funded warrants (the “PIPE Pre-Funded Warrants”) to purchase 5,161,152 Class B Ordinary Shares and PIPE Common Warrants to purchase 5,161,152 Class B Ordinary Shares, at a combined offering price of $4.45 per PIPE Pre-Funded Warrant to purchase one Class B Ordinary Share and PIPE Common Warrant to purchase one Class B Ordinary Share.

The PIPE Common Warrants are immediately exercisable for 36 months at an exercise price of $6.75 per share. The PIPE Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the PIPE Pre-Funded Warrants issued in the PIPE Offering are exercised in full at an exercise price of $0.05 per share. Each PIPE Investor’s ability to exercise its PIPE Pre-Funded Warrants and PIPE Common Warrants, as applicable, in exchange for Class B Ordinary Shares is subject to certain beneficial ownership limitations set forth therein. On September 23, 2025, concurrently with the closing of the PIPE Offering, certain strategic advisors partially exercised a portion of the Strategic Advisor Pre-Funded Warrants previously granted under the Strategic Advisor Agreement. As a result of this partial exercise, the Company issued 3,333,330 Class B Ordinary Shares for total proceeds of $166,667. The warrants were exercised at an exercise price of $0.05 per share in accordance with their terms. The remaining Strategic Advisor Pre-Funded Warrants continue to be outstanding and are exercisable in accordance with the provisions of the Strategic Advisor Agreement.

The aggregate gross proceeds for the PIPE Offering is approximately $300 million, which amount was paid in cash, USD Coin, Tether, or SOL, the native cryptocurrency of Solana, a blockchain ecosystem, or a combination thereof.  Of the total $300 million raised in the PIPE Offering, approximately one-third was received in kind through digital assets, including SOL (the native cryptocurrency of Solana), as well as tokens from Kraken, Circle, and Tether, with the remaining two-thirds received in cash.

The Company intends to direct a portion of the funds secured into revenue-generating crypto infrastructure projects in the UAE, the first of which will be bare metal servers in Abu Dhabi configured to outperform typical DAT validator strategies.

In connection with the PIPE Offering, the Company entered into certain agreements and certain actions occurred as described below.

On 23 September 2025, the Company closed a PIPE transaction raising approximately USD 300 million. In line with this, the Company’s “strategic focus on the Solana ecosystem” refers to an updated treasury strategy to accumulate and hold SOL (the native token of the Solana network) and, where appropriate, to stake those holdings through third-party-operated validator infrastructure to earn yield intended to offset network inflation. These activities do not change the Group’s principal operations as an owner/operator of soccer teams. Effective October 3, 2025, the Company’s ordinary shares began trading on Nasdaq under the new ticker symbol “SLMT”; the Company intends to change its name to Solmate to reflect this strategy

Strategic Advisor Agreement

On September 18, 2025 (the “Effective Date”), the Company entered into a Strategic Advisor Agreement (the “Strategic Advisor Agreement”) with certain strategic advisors (the “Strategic Advisors”), pursuant to which the Strategic Advisors will provide the Company with strategic advice and guidance relating to the Company’s business, operations and growth initiatives, and industry trends in the crypto technology sector (the “Services”). In return for their Services, the Strategic Advisors will receive the following from the Company.

(i)	cash compensation equal to 1% per annum of the amount of the Company’s SOL Assets Under Management (“SOL AUM”) (as determined in accordance with the provisions of the Strategic Advisor Agreement) as of the anniversary date of the Effective Date of the applicable year, up to $1,000,000,000 of SOL AUM, and 0.5% per annum of the amount by which the Company’s SOL AUM as of the anniversary date of the Effective Date of the applicable year exceeds $1,000,000,000;

(ii)	pre-funded warrants (the “Strategic Advisor Pre-Funded Warrants”) to purchase a number of Class B Ordinary Shares equal to 10.0% of the aggregate number of Class B Ordinary Shares and pre-funded warrants issued pursuant to the Securities Purchase Agreements (the “Strategic Advisor Pre-Funded Warrant Shares”);

(iii)	warrants (the “Strategic Advisor Common Warrants 1”) to purchase an amount of Class B Ordinary Shares equal to, in the aggregate, 50.0% of the aggregate number of Strategic Advisor Pre-Funded Warrant Shares; and

(iv)	warrants (the “Strategic Advisor Common Warrants 2”, and together with the Strategic Advisor Pre-Funded Warrants and the Strategic Advisor Common Warrants 1, the “Strategic Advisor Warrants”) to purchase, in the aggregate, an amount of Class B Ordinary Shares equal to 9.0% of the aggregate number of Class B Ordinary Shares and pre-funded warrants issued pursuant to the Securities Purchase Agreements.

The exercise price per share of the Strategic Advisor Pre-Funded Warrants shall be set at a price equal to $0.05. The exercise price per share of the Strategic Advisor Common Warrants 1 shall be set at a price equal to $6.75. Half of the Strategic Advisor Pre-Funded Warrants are exercisable immediately upon issuance, in whole or in part, at any time and from time to time, until all of such Strategic Advisor Pre-Funded Warrants are exercised in full. The remaining half of the Strategic Advisor Pre-Funded Warrants are exercisable, in whole or in part, at any time and from time to time, beginning on the third anniversary of the closing of the PIPE Offering and until all of such Strategic Advisor Pre-Funded Warrants are exercised in full. Half of the Strategic Advisor Common Warrants 1 are exercisable immediately upon issuance, in whole or in part, at any time and from time to time, until the five (5) year anniversary of the issuance thereof. The remaining half of the Strategic Advisor Common Warrants 1 shall be exercisable, in whole or in part, at any time and from time to time, beginning on the third anniversary of the closing of the PIPE Offering and until the five-year anniversary of the issuance thereof. The Strategic Advisor Common Warrants 2 shall be exercisable pursuant to the following performance based metrics: (i) one-third of the purchase rights represented by the Strategic Advisor Common Warrants 2 shall be exercisable on and after the first date on which the closing trading price of the Class B Ordinary Shares on the Company’s principal stock exchange is equal to or greater than $6.75 per share; (ii) one-third of the purchase rights represented by the Strategic Advisor Common Warrants 2 shall be exercisable on and after the first date on which the closing trading price of the Class B Ordinary Shares on the Company’s principal stock exchange is equal to or greater than $9.00 per share; and (iii) one-third of the purchase rights represented by the Strategic Advisor Common Warrants 2 shall be exercisable on and after the first date on which the closing trading price of the Class B Ordinary Shares on the Company’s principal stock exchange is equal to or greater than $11.25 per share (each, a “Performance Metric”). The exercise price per share of the Strategic Advisor Common Warrants 2 shall be equal to the closing market price of the Class B Ordinary Shares on the trading day on which the applicable Performance Metric is achieved. The Strategic Advisor Common Warrants 2 each have a term of five years from the date of issuance thereof.

The Company will also reimburse reasonable expenses reasonably and necessarily incurred by each of the Strategic Advisors in the course of providing the Services, including airfare, lodging and meals, subject to the Company’s receipt of documentation for such expenses reasonably satisfactory to the Company.

The Strategic Advisor Agreement has a term of ten (10) years; provided however, (i) the Company and any individual Strategic Advisor may terminate the Strategic Advisor Agreement upon mutual written consent executed by the Company and such Strategic Advisor, solely as it pertains to the engagement of such Strategic Advisor or (ii) the Company or any individual Strategic Advisor, solely with respect to itself, may terminate the Strategic Advisor Agreement at any time, effective immediately upon notice, if it has good cause for termination as set forth under the Strategic Advisor Agreement. At the date of execution, the Strategic Advisors were not directors of the Company. They were subsequently appointed to the Board of Directors. From their respective appointment dates onward, any fees, equity awards, or other transactions with these individuals are recognized and disclosed as related-party transactions in accordance with IAS 24. No related-party relationship existed at the execution date based solely on their status as Strategic Advisors.

The foregoing summaries of the Strategic Advisor Pre-Funded Warrants, the Strategic Advisor Common Warrants 1, the Strategic Advisor Common Warrants 2 and the Strategic Advisor Agreement do not purport to be complete and are qualified in their entirety by reference to the complete text of those documents, which are attached hereto as Exhibits 4.3, 4.4, 4.5 and 10.4, respectively, to this Report on Form 6-K and are hereby incorporated by reference.

Concurrent Securities Issuances

In connection with entering into the Securities Purchase Agreements, the Company entered into a Registration Rights Agreement (the “DM Registration Rights Agreement 2”) with certain entities owned and controlled by Daniel J. McClory (the “DM Entities”), our Executive Chairman, pursuant to which the Company agreed to file a registration statement with the U.S. Securities and Exchange Commission, within 30 days of the closing of the PIPE Offering registering the resale of the Class B Ordinary Shares held by the DM Entities.

In connection with entering into the Securities Purchase Agreements, the Company entered into a Warrant Purchase Agreement (the “Investor Warrant Purchase Agreement”) with five investors (the “WPA Investors”), pursuant to which the Company will offer and sell a Class B Ordinary Share purchase warrant to purchase an aggregate of 622,080 Class B Ordinary Shares to the WPA Investors (the “WPA Investor Warrant”) for $6,221 (the “WPA Investor Purchase”). The closing of the WPA Investor Purchase is conditioned upon the occurrence of and will occur simultaneously with the closing of the PIPE Offering.

In connection with entering into the Investor Warrant Purchase Agreement, on September 23, 2025, the Company and WPA Investors entered into a Registration Rights Agreement (the “WPA Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the U.S. Securities and Exchange Commission, within 30 days of the closing of the WPA Investor Purchase registering the resale of the Class B Ordinary Shares underlying the WPA Investor Warrant.

In connection with entering into the Securities Purchase Agreements, the Company entered into a Warrant Purchase Agreement (the “DM Warrant Purchase Agreement”) with an entity (the “DM Purchaser”) owned and controlled by Daniel J. McClory, the current Executive Chairman of the Company, pursuant to which the Company will offer and sell a Class B Ordinary Share purchase warrant to purchase 200,000 Class B Ordinary Shares to the DM Purchaser (the “DM Warrant”) for $2,000 (the “DM Warrant Purchase”). The closing of the DM Warrant Purchase is conditioned upon the occurrence of and will occur simultaneously with the closing of the PIPE Offering.

In connection with entering into the DM Warrant Purchase Agreement, on September 23, 2025, the Company and the DM Purchaser entered into a Registration Rights Agreement (the “DM Registration Rights Agreement 1”), pursuant to which the Company agreed to file a registration statement with the U.S. Securities and Exchange Commission, within 30 days of the closing of the DM Warrant Purchase registering the resale of the Class B Ordinary Shares underlying the DM Warrant.

The Company completed a number of equity transactions resulting in a significant increase in the number of Class B Ordinary Shares outstanding. During this period, 233,800 and 400,000 Class A Ordinary Shares were converted into Class B Ordinary Shares, in accordance with the Company’s amended constitution, which provides for a five-for-one conversion ratio. In addition, 711,400 Series A Preferred Shares were converted into 569,120 Class B Ordinary Shares, with 35,000 Series A Preferred Shares remaining outstanding as of the date of this report. The Company also issued 120,598 Series B Preferred Shares for net proceeds of $599,102, after which all outstanding Series B Preferred Shares, including those newly issued, were converted into 131,821 Class B Ordinary Shares, resulting in a nil balance for the Series B Preferred class.

In relation to the PIPE offering mentioned above, the Company issued 61,505,516 Class B Ordinary Shares for total gross proceeds of 270,853,119 USD. Concurrently with the PIPE closing, certain strategic advisors partially exercised Strategic Advisor Pre-Funded Warrants, resulting in the issuance of 3,333,330 Class B Ordinary Shares for proceeds of $166,667. Additional Class B Ordinary Shares were issued in connection with the cashless exercise of various warrants, including 604,380 shares under the Investor Warrant Purchase Agreement, 194,334 shares under a Warrant Purchase Agreement with an entity controlled by D. McClory, 5,958,695 shares under warrants held by Boustead & Company Limited, and 93,887 shares under warrants held by Boustead Securities, Inc. The Company also issued 6,971 shares upon the exercise of placement agent warrants.

During September 2025, the Company issued an aggregate of approximately 249,000 Class B Ordinary Shares to various consultants, directors, and advisors of the Company and its subsidiaries as consideration for services rendered. These issuances included 143,000 shares to consultants, 74,500 shares to directors and officers of the Company, 15,000 shares to directors of subsidiaries, and 16,500 shares to Ross Carmel pursuant to a retainer agreement.

The Company converted 711,400 shares of Series A Preferred Stock into 569,120 Class B Ordinary Shares. Following the conversion, 20,000 Series A Preferred Shares remain outstanding. In addition, the Company issued 120,599 Series B Preferred Shares for net proceeds of $599,102 and subsequently converted all outstanding Series B Preferred Shares (including those newly issued) into 131,821 Class B Ordinary Shares. Following the conversion, no Series B Preferred Shares remain outstanding.

On September 23, 2025, the Board of Directors of the Company appointed Marco Santori as Chief Executive Officer and Dr. Fabio Scacciavillani as Chief Financial Officer, both effective immediately.

On October 21, 2025, S.S. Juve Stabia, a subsidiary of Brera Holdings PLC, was placed under judicial administration by the Naples court following an investigation into alleged organized crime infiltration affecting certain external suppliers. The current ownership and management are not accused of wrongdoing. The club remains operational under court supervision, and management is assessing the implications of this matter.

On October 22, 2025, the Company entered into a “Waiver and Consent” agreement with certain holders of its registrable securities (those holding at least 50.1% of the outstanding Registrable Securities under the Registration Rights Agreement dated September 18, 2025). Under the Waiver and Consent, the Company’s obligation to file its initial resale registration statement with the U.S. Securities and Exchange Commission (“SEC”) by the originally agreed filing date is waived, and the deadline is extended to the 60th calendar day following the Closing Date as defined in the Registration Rights Agreement.